Average Annual Total Returns - FidelityUSLowVolatilityEquityFund-PRO - FidelityUSLowVolatilityEquityFund-PRO - Fidelity U.S. Low Volatility Equity Fund	Jun. 29, 2024
Fidelity U.S. Low Volatility Equity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.38%
Since Inception	4.81%	[1]
Fidelity U.S. Low Volatility Equity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.95%
Since Inception	4.03%	[1]
Fidelity U.S. Low Volatility Equity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.06%
Since Inception	3.69%	[1]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	12.47%
MS679
Average Annual Return:
Past 1 year	9.79%
Since Inception	7.17%

[1]	A From November 5, 2019 .